Interest expense	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Interest expense	Interest expense

For the year ended December 31	2025	2024
Interest expense on long-term debt	(1,718)	(1,623)
Interest expense on other debt	(179)	(233)
Capitalized interest	122	143
Total interest expense	(1,775)	(1,713)
Included in interest expense on long-term debt is interest on lease liabilities of $194 million and $218 million for 2025 and 2024, respectively.
Capitalized interest was calculated using an average rate of 4.6% and 4.5% for 2025 and 2024, respectively, which represents the weighted average interest rate on our outstanding long-term debt.